CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended		7 Months Ended	12 Months Ended		5 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010 Successor	Dec. 31, 2012 Successor	Dec. 31, 2011 Successor	May 28, 2010 Predecessor
Cash flows from operating activities:
Net loss	$ (4,585)	$ (2,587)	$ (7,234)	$ (9,779)	$ (8,038)	$ (7,234)	$ (9,779)	$ (25,208)
Adjustments to reconcile net loss to net cash provided by (used for) operating activities:
Depreciation and amortization	10,988	11,360			21,676	43,761	42,050	9,961
Loss on dispositions of property and equipment	9				60	292	53	74
Deferred income tax benefit	(3,033)	(1,815)			(5,660)	(5,603)	(4,634)	(1,921)
Deferred financing and original issue discount amortization	583	498			1,294	2,180	2,011	515
Interest on mandatorily redeemable preferred stock and management purchased options								5,488
Stock-based compensation expense	261		714			714		19,053
Other non-cash interest and change in value of interest rate swap	(207)	(163)			392	(787)	1,250
Changes in operating items:
Accounts receivable	(13,176)	(8,637)			14,686	1,376	(4,441)	(16,816)
Inventories	(1,959)	(2,330)			(11,661)	(10,380)	(2,175)	2,959
Other assets	2,207	(563)			(1,156)	(3,931)	(3,251)	124
Accounts payable	2,739	2,582			7,051	(1,146)	672	1,830
Interest payable on junior subordinated debentures	1,019
Other accrued liabilities	(2,263)	2,237			(5,780)	5,146	2,291	4,352
Other items, net	821	(294)			(1,665)	(970)	166	(894)
Net cash provided by (used for) operating activities	(6,596)	288			11,199	23,418	24,213	(483)
Cash flows from investing activities:
Ook acquisition							(15,323)
Paulin acquisition	(103,416)						(40,271)
Payments for Quick Tag and Laser Key licenses					(12,750)
Servalite acquisition					(21,335)
Capital expenditures	(6,651)	(5,447)			(9,675)	(24,313)	(17,935)	(5,411)
Proceeds from sale of property and equipment		3				3
Net cash used for investing activities	(110,067)	(5,444)			(43,760)	(24,310)	(73,529)	(5,411)
Cash flows from financing activities:
Borrowings of senior term loans	76,800				290,000		30,000
Repayments of senior term loans	(800)	(800)			(149,756)	(3,200)	(2,975)	(9,544)
Discount on senior term loans	(2,152)						(2,000)
Borrowings of revolving credit loans		14,000			12,600	19,000	9,444
Repayments of revolving credit loans					(600)	(19,000)	(21,444)
Payment of additional acquisition consideration		(12,387)				(12,387)	(12,490)
Principal payments under capitalized lease obligations	(94)	(7)			(50)	(47)	(30)	(459)
Repayments of unsecured subordinated notes					(49,820)
Borrowings of senior notes					150,000	65,000	50,000
Premium on senior notes						4,225	4,625
Financing fees, net					(15,729)		(1,372)
Borrowings under other credit obligations						1,119
Repayments of other credit obligations						(297)
Purchase of predecessor equity securities					(506,407)
Proceeds from sale of successor equity securities					308,641
Net cash provided by (used for) financing activities	73,754	806			38,879	54,413	53,758	(10,003)
Net increase (decrease) in cash and cash equivalents	(42,909)	(4,350)			6,318	53,521	4,442	(15,897)
Cash and cash equivalents at beginning of period	65,548	12,027	12,027		1,267	12,027	7,585	17,164
Cash and cash equivalents at end of period	$ 22,639	$ 7,677	$ 65,548	$ 12,027	$ 7,585	$ 65,548	$ 12,027	$ 1,267